Subsequent event (10K)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Event [Abstract]
Subsequent event

7.   Subsequent Events

Unsecured Convertible Promissory Notes

On November 25, 2015, the Company issued to accredited investors unsecured convertible promissory notes in the aggregate principal amount of $1,000,000 in consideration of gross cash proceeds of $750,000 plus the exchange of a $250,000 demand note previously issued by the Company in an initial closing under the terms and conditions of a note purchase agreement dated as of November 25, 2015. On December 15, 2015, the Company issued unsecured convertible promissory notes in the aggregate principal amount of $268,000 to accredited investors in a subsequent closing under the terms and conditions of the note purchase agreement. The principal amount of the unsecured convertible promissory notes issued in connection with the Company’s unsecured debt financing in November and December 2015 bear interest at a rate of 24% per annum, are due after nine months on August 25, 2016 and are convertible into shares of our common stock at the holder’s option (i) prior to maturity, in the event the Company consummates an SEC registered public offering of shares of common stock, at a conversion price that is 30% less than the price to the public of the common stock in the public offering, or (ii) up to 60 days after maturity, at a conversion price based upon a Company pre-money valuation of $5,000,000, as determined by taking into account the outstanding shares of common stock and preferred stock, on an as-converted basis, on the maturity date of the note; provided, that following such conversion, each holder that converted such note will also receive cash payments, payable from 1.5% for each $100,000 of notes converted of the revenue actually received by the Company under that certain Amended and Restated Master License Agreement dated as of January 15, 2015 by and between the Company and Cegedim SA, to be paid quarterly on a pro rata basis, with any and all other holders who converted their notes; provided, further, however, that the total amount of cash payments that the holder will be entitled to receive will not exceed three times the aggregate principal amount of the holder’s note.

Change of Name

On December 11, 2015, the Company changed its name from Communication Intelligence Corp. to iSign Solutions Inc. In addition, on December 14, 2015, the Company changed the trading symbol for its common stock from “CICI” to “ISGN”.

Common Stock Offering, Proposed Reverse Stock Split, Reduction in Conversion Prices and Conversion of Preferred Stock

On December 17, 2015, the Company filed a Registration Statement on Form S-1 with the Securities and Exchange Commission with respect to a firm commitment public offering of $10 million in shares of common stock, excluding the underwriter’s over-allotment option.

On December 17, 2015, the Company filed preliminary proxy materials with the Securities and Exchange Commission in connection with proposals to approve, among other matters, (i) a reverse stock split of outstanding common stock in a range of not less than 1-for-750 and not more than 1-for-1,250 and (ii) the automatic conversion of each share of preferred stock into shares of common stock upon the closing of a firm-commitment underwritten public offering of shares of our common stock at a price per share of not less than $4.00 which provides at least $8 million in gross proceeds to the Company and the conversion price of each series of preferred stock.

12.   Subsequent events:

Termination of credit agreement

On February 23, 2015, the Company and the Lender mutually agreed to terminate the Credit Agreement. At the time of the termination of the Credit Agreement, no amount was owed by the Company under the Credit Agreement, and contemporaneously with the termination of the Credit Agreement, the warrants were likewise terminated.

Series D Financing

On March 24, 2015, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (each, an “Investor,” and, collectively, the “Investors”). Under the terms of the Subscription Agreements, the Investors purchased an aggregate of 1,233 Units (each a “Unit,” and, collectively, the “Units”) at a purchase price of $1.00 per Unit for an aggregate purchase price of approximately $1,233. Each Unit consists of one (1) share of the Company’s Series D-1 Preferred Stock and one (1) warrant to purchase 22.22 shares of the Company’s Common Stock. The shares of Series D-1 Preferred Stock are convertible into shares of Common Stock at an initial conversion price of $0.0225 per share (subject to adjustment). The warrants issued to the Investors entitle the Investors to purchase up to an aggregate of approximately 27,400 shares of Common Stock. These warrants are exercisable for a period of three years from the date of issue and have an exercise price of $0.0225 per share.

Unsecured Convertible Promissory Notes

On November 25, 2015, the Company issued to accredited investors unsecured convertible promissory notes in the aggregate principal amount of $1,000,000 in consideration of gross cash proceeds of $750,000 plus the exchange of a $250,000 demand note previously issued by the Company in an initial closing under the terms and conditions of a note purchase agreement dated as of November 25, 2015. On December 15, 2015, the Company issued unsecured convertible promissory notes in the aggregate principal amount of $268,000 to accredited investors in a subsequent closing under the terms and conditions of the note purchase agreement. The principal amount of the unsecured convertible promissory notes issued in connection with the Company’s unsecured debt financing in November and December 2015 bear interest at a rate of 24% per annum, are due after nine months on August 25, 2016 and are convertible into shares of our common stock at the holder’s option (i) prior to maturity, in the event the Company consummates an SEC registered public offering of shares of common stock, at a conversion price that is 30% less than the price to the public of the common stock in the public offering, or (ii) up to 60 days after maturity, at a conversion price based upon a Company pre-money valuation of $5,000,000, as determined by taking into account the outstanding shares of common stock and preferred stock, on an as-converted basis, on the maturity date of the note; provided, that following such conversion, each holder that converted such note will also receive cash payments, payable from 1.5% for each $100,000 of notes converted of the revenue actually received by the Company under that certain Amended and Restated Master License Agreement dated as of January 15, 2015 by and between the Company and Cegedim SA, to be paid quarterly on a pro rata basis, with any and all other holders who converted their notes; provided, further, however, that the total amount of cash payments that the holder will be entitled to receive will not exceed three times the aggregate principal amount of the holder’s note.

Change of Name

On December 11, 2015, the Company changed its name from Communication Intelligence Corp. to iSign Solutions Inc. In addition, on December 14, 2015, the Company changed the trading symbol for its common stock from “CICI” to “ISGN”.

Common Stock Offering, Proposed Reverse Stock Split, Reduction in Conversion Prices and Conversion of Preferred Stock

On December 17, 2015, the Company filed a Registration Statement on Form S-1 with the Securities and Exchange Commission with respect to a firm commitment public offering of $10 million in shares of common stock, excluding the underwriter’s over-allotment option.

On December 17, 2015, the Company filed preliminary proxy materials with the Securities and Exchange Commission in connection with proposals to approve, among other matters, (i) a reverse stock split of outstanding common stock in a range of not less than 1-for-750 and not more than 1-for-1,250 and (ii) the automatic conversion of each share of preferred stock into shares of common stock upon the closing of a firm-commitment underwritten public offering of shares of our common stock at a price per share of not less than $4.00 which provides at least $8 million in gross proceeds to the Company and the conversion price of each series of preferred stock.